Recapitalization Costs (Tables)	12 Months Ended
Jun. 30, 2026
Recapitalization Costs [Abstract]
Schedule of Recapitalization Costs

The following table displays the calculation of the listing costs recognized for the year ended June 30, 2024:

	Number of shares/warrants	At Closing Date
		AUD$
Net deficit from SPAC transferred to the Company	-	7,048,439
Class A Ordinary Shares	1,066,168	-
Founder shareholders and other advisors	2,666,900	-
Total shares issued to SPAC	3,733,068	-
Diluted share price at Closing Date	4.32	-
Total value transferred to the SPAC	-	16,126,854
Recapitalization costs	-	23,210,293